Assets held for sale (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Assets held for sale	CAD 5,642	CAD 247
Gain on disposal of assets held for sale	166	374
Disposal group, held-for-sale, not discontinued operations
Property, Plant and Equipment [Line Items]
Assets held for sale	5,642	247
Impairment of equipment assets held for sale	1,621	1,556
Gain on disposal of assets held for sale	CAD 166	CAD 374